UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21902

Cohen & Steers Institutional Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value
COMMON STOCK 96.2%
AUSTRALIA 11.0%
DIVERSIFIED 4.2%
BGP Holdings PLC (EUR)(a),(b),(c)	7,741,744	$0
Dexus Property Group	5,388,047	4,004,917
FKP Property Group	1,235,354	810,540
Mirvac Group	1,995,218	2,700,595
Stockland	2,345,318	8,587,203
		16,103,255
INDUSTRIAL 1.5%
Goodman Group	9,765,404	5,869,602

OFFICE 1.1%
Commonwealth Property Office Fund	2,860,121	2,375,254
ING Office Fund	3,467,139	1,861,248
		4,236,502
RETAIL 4.2%
Westfield Group	1,472,279	16,293,506
TOTAL AUSTRALIA		42,502,865

AUSTRIA 0.4%
OFFICE
Atrium European Real Estate Ltd.	232,264	1,486,973

BRAZIL 1.2%
OFFICE 0.7%
BR Properties SA(c)	375,117	2,725,286

RETAIL 0.5%
Aliansce Shopping Centers SA(c)	167,770	976,422
BR Malls Participacoes SA(c)	68,167	804,963
		1,781,385
TOTAL BRAZIL		4,506,671

	Number of Shares	Value
CANADA 2.2%
OFFICE 0.8%
Brookfield Properties Corp.	191,084	$2,935,050
RESIDENTIAL 0.9%
Boardwalk REIT	90,816	3,599,019
RETAIL 0.5%
Primaris Retail REIT	125,680	2,078,890
RioCan REIT	282	5,131
		2,084,021
TOTAL CANADA		8,618,090
FINLAND 1.0%
DIVERSIFIED
Citycon Oyj	14,456	57,599
Sponda Oyj	885,308	3,694,841
		3,752,440
FRANCE 3.2%
DIVERSIFIED
ICADE	33,933	3,776,984
Unibail-Rodamco	42,383	8,586,693
		12,363,677
GERMANY 1.0%
DIVERSIFIED 0.5%
IVG Immobilien AG(c)	238,650	2,085,493
RESIDENTIAL 0.5%
Deutsche Wohnen AG(c)	183,433	1,860,136
TOTAL GERMANY		3,945,629

	Number of Shares	Value
HONG KONG 19.6%
DIVERSIFIED 15.5%
Glorious Property Holdings Ltd.(c)	7,918,689	$3,345,243
Great Eagle Holdings Ltd.	294,259	822,413
Hang Lung Properties Ltd.	1,051,600	4,232,540
Henderson Land Development Company Ltd.	768,612	5,429,806
Hysan Development Company Ltd.	950,100	2,741,056
Kerry Properties Ltd.	466,500	2,502,460
KWG Property Holding Ltd.	2,702,663	1,949,308
New World Development Ltd.	3,837,000	7,501,775
Shimao Property Holdings Ltd.	439,541	808,403
Sun Hung Kai Properties Ltd.	1,509,019	22,681,201
Wharf Holdings Ltd.	1,369,000	7,758,122
		59,772,327
HOTEL 0.5%
Shangri-La Asia Ltd.	1,090,427	2,131,910
OFFICE 2.5%
Hongkong Land Holdings Ltd. (USD)	1,885,600	9,559,992
RESIDENTIAL 1.1%
China Overseas Land & Investment Ltd.	1,805,360	4,073,788
TOTAL HONG KONG		75,538,017
JAPAN 8.8%
DIVERSIFIED 6.7%
Kenedix Realty Investment Corp.	342	918,560
Mitsubishi Estate Co., Ltd.	895,000	14,647,021
Mitsui Fudosan Co., Ltd.	373,334	6,337,374
Nomura Real Estate Holdings	61,300	945,498
Sumitomo Realty & Development Co., Ltd.	152,000	2,892,373
		25,740,826

	Number of Shares	Value
OFFICE 1.1%
DA Office Investment Corp.	375	$801,021
Japan Prime Realty Investment Corp.	377	839,167
Nippon Building Fund	296	2,548,722
		4,188,910
RESIDENTIAL 0.6%
Goldcrest Co., Ltd.	95,587	2,528,470
RETAIL 0.4%
AEON Mall Co., Ltd.	69,200	1,458,907
TOTAL JAPAN		33,917,113
NETHERLANDS 0.6%
RETAIL
Corio NV	37,608	2,511,064
NORWAY 0.5%
OFFICE
Norwegian Property ASA(c)	879,435	1,834,869
SINGAPORE 3.7%
DIVERSIFIED 2.8%
CapitaLand Ltd.	2,835,000	8,045,284
Keppel Land Ltd.	1,073,045	2,815,022
		10,860,306
OFFICE 0.7%
CapitaCommercial Trust	3,546,000	2,737,539
RETAIL 0.2%
CapitaMalls Asia Ltd.(c)	318,000	513,728
TOTAL SINGAPORE		14,111,573
SWEDEN 1.2%
DIVERSIFIED 1.0%
Fabege AB	564,379	3,814,322
OFFICE 0.2%
Wihlborgs Fastigheter AB	42,936	906,814

	Number of Shares	Value
TOTAL SWEDEN		$4,721,136
UNITED KINGDOM 7.3%
DIVERSIFIED 5.2%
British Land Co., PLC	528,649	3,859,502
Hammerson PLC	1,097,249	6,550,402
Land Securities Group PLC	946,233	9,735,454
London & Stamford Property Ltd.	37,009	66,691
		20,212,049
INDUSTRIAL 0.3%
Segro PLC	203,185	985,432
OFFICE 0.9%
Derwent London PLC	77,768	1,612,056
Great Portland Estates PLC	366,257	1,747,418
		3,359,474
RESIDENTIAL 0.5%
Unite Group PLC(c)	460,852	1,805,003
SELF STORAGE 0.4%
Big Yellow Group PLC(c)	326,869	1,686,480
TOTAL UNITED KINGDOM		28,048,438
UNITED STATES 34.5%
DIVERSIFIED 2.9%
Cousins Properties	127,880	1,062,683
Forest City Enterprises(c)	240,777	3,469,596
Vornado Realty Trust	86,670	6,560,919
		11,093,198
HEALTH CARE 3.4%
Brookdale Senior Living(c)	307,355	6,402,204
HCP	147,103	4,854,399
Ventas	39,008	1,852,100
		13,108,703

	Number of Shares	Value
HOTEL 3.3%
Hersha Hospitality Trust	108,542	$562,248
Hospitality Properties Trust	75,645	1,811,698
Host Hotels & Resorts	346,637	5,078,232
Hyatt Hotels Corp.(c)	55,334	2,155,813
Sunstone Hotel Investors(c)	280,768	3,136,178
		12,744,169
INDUSTRIAL 2.9%
AMB Property Corp.	59,718	1,626,718
ProLogis	728,231	9,612,649
		11,239,367
OFFICE 3.2%
Boston Properties	49,034	3,699,125
Liberty Property Trust	110,102	3,736,862
SL Green Realty Corp.	85,322	4,886,391
		12,322,378
OFFICE/INDUSTRIAL 1.0%
PS Business Parks	68,615	3,664,041
RESIDENTIAL 5.4%
APARTMENT 4.9%
Apartment Investment & Management Co.	100,478	1,849,800
AvalonBay Communities	31,693	2,736,691
Camden Property Trust	40,664	1,692,842
Colonial Properties Trust	141,341	1,820,472
Education Realty Trust	144,229	827,874
Equity Residential	125,300	4,905,495
Post Properties	186,038	4,096,557
UDR	67,037	1,182,533
		19,112,264
MANUFACTURED HOME 0.5%
Equity Lifestyle Properties	34,400	1,853,472
TOTAL RESIDENTIAL		20,965,736

	Number of Shares	Value
SELF STORAGE 2.8%
Public Storage	95,000	$8,739,050
Sovran Self Storage	57,224	1,994,829
		10,733,879
SHOPPING CENTER 9.4%
COMMUNITY CENTER 3.4%
Developers Diversified Realty Corp.	318,872	3,880,672
Kimco Realty Corp.	356,840	5,580,978
Regency Centers Corp.	98,782	3,701,361
		13,163,011
REGIONAL MALL 6.0%
Macerich Co.	73,840	2,828,810
Simon Property Group	238,983	20,050,674
		22,879,484
TOTAL SHOPPING CENTER		36,042,495
SPECIALTY 0.2%
Weyerhaeuser Co.	19,970	904,042
TOTAL UNITED STATES		132,818,008
TOTAL COMMON STOCK (Identified cost—$301,720,254)		370,676,563
SHORT-TERM INVESTMENTS 2.6%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.02%(d)	5,050,080	5,050,080
State Street Institutional Liquid Reserves Fund, 0.13%(d)	5,050,408	5,050,408
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$10,100,488)		10,100,488

		Value
TOTAL INVESTMENTS (Identified cost—$311,820,742)	98.8%	$380,777,051

OTHER ASSETS IN EXCESS OF LIABILITIES	1.2	4,620,279

NET ASSETS (Equivalent to $19.25 per share based on 20,018,094 shares of common stock outstanding)	100.0%	$385,397,330

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Fair valued security.  This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors.  Aggregate fair value securities represent 0.0% of net assets of the Fund.

(b) Illiquid security.  Aggregate holdings equal 0.0% of net assets of the Fund.

(c) Non-income producing security.

(d) Rate quoted represents the seven day yield of the fund.

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.  Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS - (Continued)

the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$370,676,563	$370,676,563	$—	—
Money Market Funds	10,100,488	—	10,100,488	—
Total Investments	$380,777,051	$370,676,563	$10,100,488	—

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS - (Continued)

Note 2. Income Tax Information

As of March 31, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$311,820,742
Gross unrealized appreciation	$72,195,889
Gross unrealized depreciation	(3,239,580)
Net unrealized appreciation	$68,956,309

Item 2. Controls and Procedures

(a)                                The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                               During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: May 28, 2010